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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-07683

                        Morgan Stanley Special Value Fund
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York                          10020
    (Address of principal executive offices)                          (Zip code)

                                Ronald E. Robison
              1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: July 31, 2006

Date of reporting period: April 30, 2006

ITEM 1. SCHEDULE OF INVESTMENTS.

The Fund's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

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MORGAN STANLEY SPECIAL VALUE FUND
PORTFOLIO OF INVESTMENTS APRIL 30, 2006 (UNAUDITED)

 NUMBER OF
  SHARES                                                                               VALUE
----------                                                                         ------------
             COMMON STOCKS (96.5%)
             Advertising/Marketing Services (1.5%)
   370,000   ADVO, Inc.                                                            $ 10,485,800
                                                                                   ------------
             Aerospace & Defense (3.9%)
   101,800   AAR Corp. *                                                              2,716,024
   267,400   DRS Technologies, Inc.                                                  14,848,722
   237,500   Moog Inc. (Class A) *                                                    8,894,375
                                                                                   ------------
                                                                                     26,459,121
                                                                                   ------------
             Agricultural Commodities/Milling (2.3%)
   331,600   Corn Products International, Inc.                                        9,284,800
   227,100   Delta & Pine Land Co.                                                    6,717,618
                                                                                   ------------
                                                                                     16,002,418
                                                                                   ------------
             Air Freight/Couriers (2.0%)
   400,100   Pacer International, Inc.                                               13,719,429
                                                                                   ------------
             Apparel/Footwear (0.8%)
   519,635   Maidenform Brands, Inc. *                                                5,715,985
                                                                                   ------------
             Apparel/Footwear Retail (1.1%)
   253,200   Stage Stores, Inc.                                                       7,915,032
                                                                                   ------------
             Automotive Aftermarket (0.2%)
    52,000   Tenneco Inc. *                                                           1,250,600
                                                                                   ------------
             Broadcasting (1.6%)
   230,700   Live Nation Inc. *                                                       4,383,300
   820,700   Sinclair Broadcast Group, Inc. (Class A)                                 6,442,495
                                                                                   ------------
                                                                                     10,825,795
                                                                                   ------------
             Chemicals: Major Diversified (1.3%)
   611,413   Hercules Inc. *                                                          8,688,179
                                                                                   ------------
             Chemicals: Specialty (1.5%)
   170,700   Cytec Industries, Inc.                                                  10,322,229
                                                                                   ------------
             Coal (1.2%)
   770,100   International Coal Group, Inc. *                                         7,932,030
                                                                                   ------------
             Commercial Printing/Forms (1.7%)
    52,700   Banta Corp.                                                              2,665,566
   517,300   Cenveo Inc. *                                                            8,763,062
                                                                                   ------------
                                                                                     11,428,628
                                                                                   ------------
             Computer Peripherals (1.7%)
   425,600   Electronics for Imaging, Inc. *                                         11,686,976
                                                                                   ------------
             Consumer Sundries (0.8%)
   112,300   Central Garden & Pet Co. *                                               5,531,898
                                                                                   ------------
             Containers/Packaging (1.2%)
   538,942   Rock-Tenn Co. (Class A)                                                  8,553,010
                                                                                   ------------

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
             Electric Utilities (1.7%)
   249,200   Avista Corp.                                                             5,235,692
   260,250   PNM Resources Inc.                                                       6,586,927
                                                                                   ------------
                                                                                     11,822,619
                                                                                   ------------
             Electrical Products (3.8%)
   250,700   Acuity Brands, Inc.                                                     10,348,896
   509,100   Belden CDT Inc.                                                         15,934,830
                                                                                   ------------
                                                                                     26,283,726
                                                                                   ------------
             Electronic Components (0.6%)
   402,100   Methode Electronics, Inc.                                                3,940,580
                                                                                   ------------
             Electronic Equipment/Instruments (0.4%)
    95,600   Lipman Electronic Engineering Ltd. (ADR) (Israel) *                      2,753,280
                                                                                   ------------
             Finance/Rental/Leasing (0.6%)
   173,400   TAL International Group, Inc. *                                          4,456,380
                                                                                   ------------
             Financial Conglomerates (1.7%)
   453,500   Conseco, Inc. *                                                         11,450,875
                                                                                   ------------
             Food: Specialty/Candy (1.6%)
   472,300   NBTY, Inc. *                                                            10,697,595
                                                                                   ------------
             Gas Distributors (1.9%)
   211,800   AGL Resources, Inc.                                                      7,493,484
   237,600   UGI Corp.                                                                5,322,240
                                                                                   ------------
                                                                                     12,815,724
                                                                                   ------------
             Home Furnishings (1.1%)
   218,500   Jarden Corp. *                                                           7,429,000
                                                                                   ------------
             Hotels/Resorts/Cruiselines (2.7%)
   509,400   Intrawest Corp. (Canada)                                                18,287,460
                                                                                   ------------
             Household/Personal Care (1.5%)
   456,400   Elizabeth Arden, Inc. *                                                 10,433,304
                                                                                   ------------
             Industrial Machinery (2.5%)
   286,365   CIRCOR International, Inc.                                               8,676,859
   246,100   Watts Water Technologies, Inc. (Class A)                                 8,419,081
                                                                                   ------------
                                                                                     17,095,940
                                                                                   ------------
             Information Technology Services (0.4%)
   184,500   Keane, Inc. *                                                            2,608,830
                                                                                   ------------
             Managed Health Care (0.4%)
    62,400   Magellan Health Services, Inc. *                                         2,536,560
                                                                                   ------------
             Marine Shipping (1.0%)
   121,100   American Commercial Lines Inc. *                                         6,530,923
                                                                                   ------------
             Medical Specialties (2.3%)
   151,740   Bio-Rad Laboratories, Inc. (Class A) *                                   9,925,313
   161,100   West Pharmaceutical Services, Inc.                                       5,738,382
                                                                                   ------------
                                                                                     15,663,695
                                                                                   ------------
             Medical/Nursing Services (2.4%)
   748,700   Apria Healthcare Group, Inc. *                                          16,396,530
                                                                                   ------------
             Metal Fabrications (0.5%)
   115,930   General Cable Corp. *                                                    3,659,910
                                                                                   ------------

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
             Miscellaneous Commercial Services (7.0%)
   430,000   Gartner, Inc. *                                                          6,028,600
   397,700   Geo Group Inc. (The) *                                                  14,253,568
   358,300   MAXIMUS, Inc.                                                           12,483,172
   444,750   ProQuest Co. *                                                           6,982,575
   167,300   The Brink's Co.                                                          8,498,840
                                                                                   ------------
                                                                                     48,246,755
                                                                                   ------------
             Multi-Line Insurance (1.3%)
   376,600   Max Re Capital Ltd. (Bermuda)                                            9,226,700
                                                                                   ------------
             Office Equipment/Supplies (1.5%)
   482,000   ACCO Brands Corp. *                                                     10,353,360
                                                                                   ------------
             Oil & Gas Production (2.7%)
   281,200   Denbury Resources Inc. *                                                 9,167,120
   228,080   St. Mary Land & Exploration Co.                                          9,615,853
                                                                                   ------------
                                                                                     18,782,973
                                                                                   ------------
             Oilfield Services/Equipment (3.0%)
   300,070   Superior Energy Services, Inc. *                                         9,647,251
   195,290   Universal Compression Holdings, Inc. *                                  10,916,711
                                                                                   ------------
                                                                                     20,563,962
                                                                                   ------------
             Other Consumer Services (1.0%)
   232,720   Jackson Hewitt Tax Service Inc.                                          6,953,674
                                                                                   ------------
             Other Transportation (1.6%)
   448,700   Laidlaw International Inc.                                              11,105,325
                                                                                   ------------
             Packaged Software (3.0%)
   266,950   Hummingbird Ltd. (Canada) *                                              6,585,656
   680,488   MSC. Software Corp. *                                                   13,950,004
                                                                                   ------------
                                                                                     20,535,660
                                                                                   ------------
             Personnel Services (2.4%)
   433,522   Gevity HR, Inc.                                                         11,137,180
   271,100   Hudson Highland Group, Inc. *                                            5,462,665
                                                                                   ------------
                                                                                     16,599,845
                                                                                   ------------
             Property - Casualty Insurers (2.8%)
   241,900   Platinum Underwriters Holdings, Ltd. (ADR) (Bermuda)                     6,669,183
   518,786   United America Indemnity, Ltd. (Class A) (Cayman Islands) *             12,315,980
                                                                                   ------------
                                                                                     18,985,163
                                                                                   ------------
             Real Estate Investment Trusts (3.9%)
   775,700   Anthracite Capital, Inc.                                                 8,222,420
   126,100   LaSalle Hotel Properties                                                 5,514,353
   742,300   MeriStar Hospitality Corp. *                                             7,749,612
   141,300   Parkway Properties, Inc.                                                 5,595,480
                                                                                   ------------
                                                                                     27,081,865
                                                                                   ------------
             Regional Banks (3.3%)
    51,000   Alabama National BanCorporation                                          3,512,880
   100,000   Central Pacific Financial Corp.                                          3,790,000
   145,900   Greater Bay Bancorp                                                      4,029,758
   178,372   Integra Bank Corp.                                                       3,966,993
   106,400   Provident Bankshares Corp.                                               3,698,464
   295,930   Provident New York Bancorp                                               3,867,805
                                                                                   ------------
                                                                                     22,865,900
                                                                                   ------------
             Restaurants (2.8%)
   655,000   AFC Enterprises, Inc. *                                                  9,091,400
 2,040,400   Denny's Corp. *                                                         10,059,172
                                                                                   ------------
                                                                                     19,150,572
                                                                                   ------------
             Savings Banks (1.5%)
   454,246   First Niagara Financial Group, Inc.                                      6,359,444
   105,404   MB Financial, Inc.                                                       3,729,194
                                                                                   ------------
                                                                                     10,088,638
                                                                                   ------------

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
             Specialty Insurance (3.0%)
   154,600   NYMAGIC, Inc.                                                            4,321,070
   128,486   ProAssurance Corp. *                                                     6,473,125
   187,300   Triad Guaranty, Inc. *                                                  10,211,596
                                                                                   ------------
                                                                                     21,005,791
                                                                                   ------------
             Specialty Stores (1.3%)
   159,300   Lithia Motors Inc - Class A                                              5,398,677
   291,600   Pier 1 Imports, Inc.                                                     3,519,612
                                                                                   ------------
                                                                                      8,918,289
                                                                                   ------------
             Specialty Telecommunications (0.9%)
   334,286   Syniverse Holdings Inc. *                                                5,920,205
                                                                                   ------------
             Telecommunication Equipment (1.4%)
   169,738   EMS Technologies, Inc. *                                                 3,258,970
   441,000   Tekelec *                                                                6,297,480
                                                                                   ------------
                                                                                      9,556,450
                                                                                   ------------
             Textiles (1.4%)
   245,800   Albany International Corp. (Class A)                                     9,610,780
                                                                                   ------------
             Trucks/Construction/Farm Machinery (0.8%)
    62,328   Terex Corp. *                                                            5,394,488
                                                                                   ------------
             TOTAL COMMON STOCKS
                (Cost $467,226,970)                                                 662,326,456
                                                                                   ------------

 PRINCIPAL
 AMOUNT IN
 THOUSANDS
----------
             SHORT-TERM INVESTMENT (3.5%)
             REPURCHASE AGREEMENT
$   24,445   Joint repurchase agreement account 4.775% due 05/01/06
             (dated 04/28/06; proceeds $24,454,727) (a)
             (Cost $24,445,000)                                                      24,445,000
                                                                                   ------------
             TOTAL INVESTMENTS
                (Cost $491,671,970) (b)                                    100.0%   686,771,456
             OTHER LIABILITIES IN EXCESS OF ASSETS                           0.0       (212,710)
                                                                           -----   ------------
             NET ASSETS                                                    100.0%  $686,558,746
                                                                           =====   ============

----------
ADR  American Depositary Receipt.

*    Non-income producing security.

(a)  Collateralized by federal agency and U.S. Treasury obligations.

(b) The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $208,774,501 and the aggregate gross unrealized depreciation is $13,675,015, resulting in net unrealized appreciation of $195,099,486.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.


                                       2

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                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Special Value Fund


/s/ Ronald E. Robison
-------------------------------------
Ronald E. Robison
Principal Executive Officer
June 20, 2006

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


/s/ Ronald E. Robison
-------------------------------------
Ronald E. Robison
Principal Executive Officer
June 20, 2006


/s/ Francis Smith
-------------------------------------
Francis Smith
Principal Financial Officer
June 20, 2006


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